August 26, 2013

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-3720

Attention: Ivan Griswold

Re:     Veeva Systems Inc.

                    Confidential Draft Registration Statement No. 3 on Form S-1

                    Submitted on August 2, 2013

                    CIK 0001393052

Dear Mr. Griswold:

On behalf of Veeva Systems Inc. (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated August 16, 2013 relating to the Company’s Confidential Draft Registration Statement No. 3 on Form S-1, submitted on August 2, 2013 (“Draft Registration Statement No. 3”).

On behalf of the Company, we are also electronically transmitting for confidential submission an amended version of the Company’s Confidential Draft Registration Statement on Form S-1 (“Draft Registration Statement No. 4”), and for the convenience of the Staff, we are providing to the Staff by overnight delivery copies of this letter and marked copies of Draft Registration Statement No. 4 (against Draft Registration Statement No. 3 originally submitted on August 2, 2013).

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of Draft Registration Statement No. 4, as applicable.

Industry and Market Data, page 37

1.

We note your response to prior comment 13, and your corresponding revised disclosure where you state that you believe that the information provided is “generally reliable.” This statement appears to imply that certain of the information may not be reliable. Please tell us why information is being included in the registration statement if it is not reliable, or remove this portion of the disclaimer.

In response to the Staff’s comment, the Company has revised its disclosure on page 37 of Draft Registration Statement No. 4 to remove the reference to “generally.”

Securities and Exchange Commission

August 26, 2013

Management’s Discussion and Analysis of Financial Condition and Results of Operations

General

2.

We reissue comment 15 insofar as you have not quantified the portion of your total revenues from Veeva CRM, nor have you provided the number of Veeva CRM customers. Please consider including this information, as well as the corresponding information for Veeva Vault.

In response to the Staff’s comment, the Company has revised its disclosure on page 6, 14, 45 and 48 of Draft Registration Statement No. 4 relating to the percentage of subscription services revenues that can be attributed to Veeva CRM. The Company respectfully submits that it believes that disclosing the number of Veeva CRM and Veeva Vault customers is not meaningful disclosure and may be misleading by drawing the attention of investors to a measure that management does not consider a reliable indicator of the strength of the Company’s business. For example, new sales orders for the Company’s subscription services very often are the result of the deployment of additional users of its solutions or the deployment of additional solutions by its existing customers and not necessarily the addition of a new customer. The Company’s sales to its customers are almost always incremental in nature in that customers frequently purchase a limited number of users or only one of the Company’s solutions and then place new orders for additional users or solutions in subsequent orders. The Company’s revenues may therefore increase significantly without a corresponding increase in the number of customers.

Overview, page 45

3.

We note your response to prior comment 16 where you state that your business and results of operations may be adversely affected if Veeva Vault, and other recently introduced solutions, do not achieve market acceptance. Please further expand your disclosure to discuss the challenges you may face in achieving market acceptance for Veeva Vault. For example, please discuss the specific steps that you are taking to increase Veeva Vault revenues.

In response to the Staff’s comment, the Company has revised its disclosure on page 45 of Draft Registration Statement No. 4 to discuss the challenges the Company may face in achieving market acceptance for Veeva Vault.

4.

We note your response to prior comment 18. Please expand your disclosure to provide more of the information included in your response. For example, the last sentence of your response seems to clarify your practice.

In response to the Staff’s comment, the Company has revised its disclosure on page 46 and F-19 of Draft Registration Statement No. 4.

Revenues

Fiscal 2013 compared to Fiscal 2012, page 55

5.

We have reviewed your response to prior comment 20. We continue to note that your subscription services revenues increased 125% in 2013 compared to 2012 and your professional services and other revenues increased 96% over this same period. Your current

Securities and Exchange Commission

August 26, 2013

disclosures identify more than one factor for this increase; however, you have not provided any type of quantification. In consideration of the significant increase in your revenues period over period, your current disclosures do not appear to allow your readers to understand which factor or factors impacted this increase. Please provide quantification to the material factors that impacted your revenue. Further, your response indicates that you endeavor to sell solutions other than your CRM solution. Tell us your consideration of quantifying revenue growth by solution. Similar concerns apply to your interim disclosures on page 52 and Fiscal 2012 compared to Fiscal 2011 disclosures on page 55. Refer to Item 303(a)(3)(iii) of Regulation S-K and Section III.D of SEC Release No. 33-6835.

In response to the Staff’s comment, the Company has revised its disclosure on page 52 and 55 of Draft Registration Statement No. 4 to disclose the increase in subscription services revenues that can be attributed to new orders entered into since the end of the prior fiscal period and the increase in subscription services revenues that can be attributed to orders and renewals of orders in place at the end of the prior fiscal period. The Company did not provide disclosure on a per solution basis, given the modest contributions from its non-CRM solutions in the periods presented.

Liquidity and Capital Resources, page 61

6.

We note your expanded disclosures in response to prior comment 22. Please expand your disclosures to provide a discussion of cash flows for the three months ended April 30, 2013 compared to April 30, 2012.

In response to the Staff’s comment, the Company has revised its disclosure on page 61 and 62 of Draft Registration Statement No. 4 to provide a discussion of cash flows for the three months ended April 30, 2013 compared to April 30, 2012.

Critical Accounting Policies and Estimates

Stock-Based Compensation

Common Stock Valuations, page 65

7.

We note the significant increases in your common stock fair value per share between each of your grant dates in 2013. Please expand your disclosures to provide a more detailed reconciliation to explain the increases between each grant date. In addition, in light of these significant increases, please tell us if you have reevaluated your consideration to utilize the January 31, 2013 valuation for your March 2013 issuances.

In response to the Staff’s comment, the Company has revised its disclosure on page 70, 71 and 72 of Draft Registration Statement No. 4. In response to the Staff’s question regarding the Company’s reevaluation of its consideration to utilize the January 31, 2013 valuation for its March 2013 issuances, the Company respectfully advises the Staff that in connection with the closing of the Company’s financial statements for the three and six months ended July 31, 2013, the Company reevaluated its consideration to utilize the January 31, 2013 valuation for its March 2013 grant of stock options, but it did not change the value of the grants made on March 10, 2013 and March 26, 2013 for financial reporting purposes.

Securities and Exchange Commission

August 26, 2013

February 2013, page 69

8.

We have reviewed your response to prior comment 24. Please revise your disclosures to discuss how these company adjustments impacted the set of companies in all of your valuation assumptions and estimates of market multiples, volatility and discount rates. Also revise to disclose any limitations or uncertainties over comparability.

In response to the Staff’s comment, the Company has revised its disclosure on page 67 of Draft Registration Statement No. 4.

Business

Our Customers, page 81

9.

We note your response to prior comment 27. Please expand your disclosures to include the percentage of revenues attributable to Eli Lilly and Novartis for prior periods presented in the registration statement.

In response to the Staff’s comment, the Company has revised its disclosure on page 83 of Draft Registration Statement No. 4 to provide a cross reference to disclosure in the notes to its consolidated financial statements regarding customers that exceed 10% of the Company’s total accounts receivable and total revenues. The Company respectfully submits that its disclosure regarding more than 10% customers on page 83 satisfies the requirements of Item 101(c)(1)(vii) of Regulation S-K.

Notes to Consolidated Financial Statements

Note 14. Information about Geographic Areas, page F-29

10.

We note your response to prior comment 36 indicates that you are unable to disclose revenues or long-lived assets for the United States or any other specific country. Please provide footnote disclosure to explain that you are unable to provide these disclosures by country and the reason for this inability. Refer to FASB ASC 280-10-50-41.

In response to the Staff’s comment, the Company has revised its disclosure on page F-29 of Draft Registration Statement No. 4.

* * * *

Securities and Exchange Commission

August 26, 2013

Please contact me or, in my absence, Richard C. Blake, at (650) 321-2400, if you have any questions about this confidential submission.

Sincerely yours,

/s/ Brian C. Patterson

Brian C. Patterson

Gunderson Dettmer Stough Villeneuve Franklin &

Hachigian, LLP

cc:	Timothy S. Cabral
Josh Faddis, Esq.
Veeva Systems Inc.

Robert V. Gunderson, Jr., Esq.
Brian C. Patterson, Esq.
Richard C. Blake, Esq.
Gunderson Dettmer Stough Villeneuve Franklin & Hachigian, LLP

Gordon K. Davidson, Esq.
Jeffrey R. Vetter, Esq.
James D. Evans Esq.
Fenwick & West LLP

Lynn DeVaughn
KMPG LLP